Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Founders' Warrants, Warrants, and Free Shares Outstanding (Details)													12 Months Ended
	Jun. 27, 2023 shares	Apr. 21, 2021 € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Feb. 02, 2016 shares € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 € / shares	Dec. 31, 2025 shares	Dec. 31, 2025 shares uSDollarPerEuro	Dec. 31, 2024 shares	Dec. 31, 2025 uSDollarPerEuro	Dec. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													0
Number of awards outstanding (in shares)													4,985,304	4,985,304	4,936,540		4,172,089
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													0		0
Number of awards outstanding (in shares)													296,100	296,100	467,067		557,367
Awards exercised during the period (in shares)													75,867		0
Forfeited (in shares)													(95,100)		(90,300)
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)											71,650		0		0
Grant price (in euro per share) | € / shares											€ 0
Exercise price (in euros per share) | € / shares											€ 18.57
Number of awards outstanding (in shares)													0	0	67,750		68,100
Number of awards, exercised (in shares)													0	0
Awards exercised during the period (in shares)													0		0
Number of awards lapsed or cancelled (in shares)													71,650	71,650
Number of awards lapsed or cancelled during the period (in shares)													67,750
Forfeited (in shares)													(67,750)		(350)
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										53,050			0		0
Grant price (in euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 20.28
Number of awards outstanding (in shares)													0	0	27,350		28,400
Number of awards, exercised (in shares)													0	0
Awards exercised during the period (in shares)													0		0
Number of awards lapsed or cancelled (in shares)													53,050	53,050
Number of awards lapsed or cancelled during the period (in shares)													27,350
Forfeited (in shares)													(27,350)		(1,050)
BSPCE 2016 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)								126,400
Grant price (in euro per share) | € / shares								€ 0
Exercise price (in euros per share) | € / shares								€ 14.46
Number of awards outstanding (in shares)													66,850	66,850
Number of awards, exercised (in shares)													30,300	30,300
Awards exercised during the period (in shares)													29,967
Number of awards lapsed or cancelled (in shares)													29,250	29,250
Number of awards lapsed or cancelled during the period (in shares)													0
BSPCE 2016 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)								129,250
Grant price (in euro per share) | € / shares								€ 0
Exercise price (in euros per share) | € / shares								€ 14.46
Number of awards outstanding (in shares)													55,200	55,200
Number of awards, exercised (in shares)													42,900	42,900
Awards exercised during the period (in shares)													42,900
Number of awards lapsed or cancelled (in shares)													31,150	31,150
Number of awards lapsed or cancelled during the period (in shares)													0
BSPCE 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)							117,650
Grant price (in euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 15.93
Number of awards outstanding (in shares)													94,050	94,050
Number of awards, exercised (in shares)													3,000	3,000
Awards exercised during the period (in shares)													3,000
Number of awards lapsed or cancelled (in shares)													20,600	20,600
Number of awards lapsed or cancelled during the period (in shares)													0
BSPCE 2017 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)							80,000
Grant price (in euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 15.93
Number of awards outstanding (in shares)													80,000	80,000
Number of awards, exercised (in shares)													0	0
Awards exercised during the period (in shares)													0
Number of awards lapsed or cancelled (in shares)													0	0
Number of awards lapsed or cancelled during the period (in shares)													0
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													0		0
Number of awards outstanding (in shares)													56,251	56,251	141,251		151,251
Awards exercised during the period (in shares)													0		0
Forfeited (in shares)													(85,000)		(10,000)
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													0		0
Exercise price (in euros per share) | € / shares												€ 17.67
Number of awards outstanding (in shares)													0	0	0		10,000
Awards exercised during the period (in shares)													0		0
Forfeited (in shares)													0		(10,000)
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)											26,000		0		0
Grant price (in euro per share) | € / shares											€ 4.87
Exercise price (in euros per share) | € / shares											€ 17.67
Number of awards outstanding (in shares)													0	0	21,000		21,000
Number of awards, exercised (in shares)													0	0
Awards exercised during the period (in shares)													0		0
Number of awards lapsed or cancelled (in shares)													26,000	26,000
Number of awards lapsed or cancelled during the period (in shares)													21,000
Forfeited (in shares)													(21,000)		0
BSA 2015-2 a
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)									64,000				0		0
Grant price (in euro per share) | € / shares									€ 5.00
Exercise price (in euros per share) | € / shares									€ 19.54
Number of awards outstanding (in shares)													0	0	64,000		64,000
Number of awards, exercised (in shares)													0	0
Awards exercised during the period (in shares)													0		0
Number of awards lapsed or cancelled (in shares)													64,000	64,000
Number of awards lapsed or cancelled during the period (in shares)													64,000
Forfeited (in shares)													(64,000)		0
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)						5,820							0		0
Grant price (in euro per share) | € / shares						€ 2.36
Exercise price (in euros per share) | € / shares						€ 16.10
Number of awards outstanding (in shares)													5,820	5,820	5,820		5,820
Number of awards, exercised (in shares)													0	0
Awards exercised during the period (in shares)													0		0
Number of awards lapsed or cancelled (in shares)													0	0
Number of awards lapsed or cancelled during the period (in shares)													0
Forfeited (in shares)													0		0
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)					18,000								0		0
Grant price (in euro per share) | € / shares					€ 1.15
Exercise price (in euros per share) | € / shares					€ 11.66
Number of awards outstanding (in shares)													18,000	18,000	18,000		18,000
Number of awards, exercised (in shares)													0	0
Awards exercised during the period (in shares)													0		0
Number of awards lapsed or cancelled (in shares)													0	0
Number of awards lapsed or cancelled during the period (in shares)													0
Forfeited (in shares)													0		0
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)				18,000									0		0
Grant price (in euro per share) | € / shares				€ 0.29
Exercise price (in euros per share) | € / shares				€ 6.59
Number of awards outstanding (in shares)													18,000	18,000	18,000		18,000
Number of awards, exercised (in shares)													0	0
Awards exercised during the period (in shares)													0		0
Number of awards lapsed or cancelled (in shares)													0	0
Number of awards lapsed or cancelled during the period (in shares)													0
Forfeited (in shares)													0		0
BSA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)			48,103										0		0
Grant price (in euro per share) | € / shares			€ 2.95
Exercise price (in euros per share) | € / shares		€ 13.47	€ 13.47
Number of awards outstanding (in shares)													14,431	14,431	14,431		14,431
Number of awards, exercised (in shares)													0	0
Awards exercised during the period (in shares)													0		0
Number of awards lapsed or cancelled (in shares)													33,672	33,672
Number of awards lapsed or cancelled during the period (in shares)													0
Forfeited (in shares)													0		0
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													0		0
Number of awards outstanding (in shares)													0	0	815,920		1,127,296
Awards exercised during the period (in shares)													809,820		293,523
Forfeited (in shares)													(5,700)		(17,853)
AGA 2022
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													0		0
Number of awards outstanding (in shares)													0	0	0		293,776
Awards exercised during the period (in shares)													0		293,523
Forfeited (in shares)													0		(253)
AGA 2023 - P1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	427,110												0		0
Number of awards outstanding (in shares)													0	0	392,460		400,960
Number of awards, exercised (in shares) | uSDollarPerEuro																392,060
Awards exercised during the period (in shares)													392,060	392,060	0
Number of awards lapsed or cancelled (in shares)													35,050	35,050
Number of awards lapsed or cancelled during the period (in shares)													400
Forfeited (in shares)													0		(8,500)
AGA 2023 - P2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	439,210												0		0
Number of awards outstanding (in shares)													0	0	423,460	0	432,560
Number of awards, exercised (in shares) | uSDollarPerEuro																417,760
Awards exercised during the period (in shares)													417,760	417,760	0
Number of awards lapsed or cancelled (in shares) | uSDollarPerEuro																21,450
Number of awards lapsed or cancelled during the period (in shares)													5,700
Forfeited (in shares)													(5,700)		(9,100)